Income Taxes Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013 through 2017 [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	$ 348
Non-United States deferred income tax assets for income tax loss carryforwards	92
Non-United States income tax credit carryforwards	47
2018 through 2022 [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	148
Non-United States deferred income tax assets for income tax loss carryforwards	38
Non-United States income tax credit carryforwards	14
2023 through 2027 [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	32
Non-United States deferred income tax assets for income tax loss carryforwards	9
Non-United States income tax credit carryforwards	1
2028 through 2032 [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	27
Non-United States deferred income tax assets for income tax loss carryforwards	8
Non-United States income tax credit carryforwards	0
Not subject to expiration [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	6,982
Non-United States deferred income tax assets for income tax loss carryforwards	1,444
Non-United States income tax credit carryforwards	5
Valuation allowance [Member]
Income Tax Loss and Tax Credit Carryforwards, Non-United States Subsidiaries, By Expiration Dates [Line Items]
Non-United States federal income tax loss carryforwards	0
Non-United States deferred income tax assets for income tax loss carryforwards	(1,509)
Non-United States income tax credit carryforwards	$ (7)